Submission	Sep. 18, 2025
Submission [Line Items]
Central Index Key	0002064947
Registrant Name	WaterBridge Infrastructure LLC
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A